SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2026
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
The following table summarizes the activity in our credit losses for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Allowance for credit losses, beginning of year	$2,056	$4,091	$1,583
Provisions charged to expense	718	1,416	2,578
Amounts written off	(1,837)	(3,404)	(7)
Business divestiture	—	—	(62)
Other, including fluctuations in foreign exchange rates	30	(47)	(1)
Allowance for credit losses, end of year	$967	$2,056	$4,091